Expense Example - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 70% Portfolio - VIP FundsManager 70% Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 76
3 years	246
5 years	432
10 years	$ 972